SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

11.	SHAREHOLDERS’ EQUITY

Preferred Shares The Company’s certificate of incorporation authorizes the issuance of an unlimited number of Preferred Shares, without nominal or par value. Holders of Preferred Shares are entitled to receive dividends, if and when declared by the Company, and to share ratably in the Company’s assets legally available for distribution to shareholders in the event of liquidation. As of December 31, 2022, there were no Preferred Shares issued and outstanding.

Preferred Share Dividends The holders of Preferred Shares are entitled to receive dividends when and if declared by the Company. The dividends are cumulative and as of December 31, 2022, there were no undeclared accumulated preferred share dividends.

Preferred Share Liquidation In the event of any liquidation, dissolution or winding-up of the Company, the holders of Preferred Shares are entitled to preference over holders of Common Share or any other shares of the Company ranking by their terms junior to the Preferred Shares with respect to payment of dividends and the distribution of assets or return of capital.

Preferred Share Voting Rights No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders.

Common Shares The Company’s certificate of incorporation authorizes the issuance of an unlimited number of Common Shares, without nominal or par value. As of December 31, 2022, there were 6,351,354 Common Shares issued and outstanding.

Common Voting Rights Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders. Holders of Common Shares are entitled to receive dividends, if and when declared by the Company, and to receive the remaining property of the Company upon dissolution.

On March 4, 2021, the Company issued 1,003,012 Common Shares of First Person at a price of CAD$2.00 per share for aggregate gross proceeds of CAD$2,006,022 ($1,616,838 USD).

On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346 ($2,781,593 USD). Each Unit consists of one Common Share and one half of one warrant (“Warrant”). The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time.

On February 2, 2022, the Company issued 196,400 Common Shares of First Person at a price of $5.00 per share for aggregate gross proceeds of $982,000.

On March 4, 2022, the Company issued 178,100 Common Shares of First Person at a price of $5.00 per share for aggregate gross proceeds of $890,500. In addition, the Company issued 10,000 Common Shares of First Person for the conversion of accounts payable in the amount of $50,000.

On April 20, 2022, the Company issued 162,600 Common Shares for gross proceeds of $813,000.

On April 21, 2022, the Company effected a consolidation (the “Consolidation”) of all outstanding Common Shares, as approved by the Company’s shareholders at a meeting of the shareholders held on December 15, 2021, with a consolidation ratio of one post-Consolidation Common Share for every ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation. As a result of the Consolidation, each ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation were automatically consolidated into one post-Consolidation Common Share without any action on the part of the holders, and the number of outstanding Common Shares was reduced from 63,513,530 Common Shares to 6,351,354 Common Shares.

Equity Incentive Plan On March 31, 2021, the Company adopted an equity compensation plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant awards, including stock options, restricted stock, restricted stock units, stock appreciation rights, performance awards, and other stock-based awards, to certain directors, officers, employees, or consultants of the Company. The Plan authorizes grants consisting of the Company’s authorized but unissued Common Shares.

The maximum number of Common Shares reserved for issuance under the Plan shall not exceed 10% of the then issued and outstanding Common Shares on a rolling basis. Common Shares available under the Plan may be used for options or any other awards. The terms and conditions of an award granted would be set forth in an award agreement on an individual basis approved by the Company’s Board of Directors. Vesting and exercise of awards would be conditioned upon reasonable conditions such as term of employment (“Time Options”). Time Options generally vest based on three years of continuous service and have five-year contractual terms.

For grants for which vesting is deemed probable, the Company recognizes stock-based compensation expense pro-rata over the vesting period for each non-employee option agreement.

The Company accounts for any forfeitures of options when they occur. In addition, previously recognized stock-based compensation expense for a non-vested award is reversed in the period that the award is forfeited.

On March 22, 2022, the Company adopted a long term incentive plan (“LTIP”), pursuant to which the Board of Directors may, from time to time, create and issue incentive stock options to directors, officers, employees, and consultants of the Company.

Time Options

As of December 31, 2022, 350,883 Time Options had vested under the Plan.

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied:

	Year ended December 31, 2022	Period ended December 31, 2021
Risk-free interest rate	2.67%	0.09% - 0.56%
Expected term	3.5 years	2.5 - 3.5 years
Expected average stock price volatility	183.1%	106.8% -120.9%
Expected dividend yield	0.00%	0.00%
Weighted average grant-date fair value of stock options	$4.58	$1.36 - $1.87

A summary of option activity for the year ended December 31, 2022 is presented below. There was no option activity for the period ended December 31, 2021.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788
Granted	140,000	5.00		-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-
Balance, December 31, 2022	615,000	$2.59	3.61	$1,480,457

A summary of unvested options for the year ended December 31, 2022, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested balance, December 31, 2021	292,500	$1.80
Granted	140,000	5.00
Vested	(155,000)	1.76
Forfeited or expired	-	-
Exercised	-	-
Unvested balance, December 31, 2022	277,500	$3.44

The Company recognized $498,450 (2021 - $355,334) of share-based compensation expense for the year ended December 31, 2022, which is included in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. As of December 31, 2022, $583,913 of unrecognized compensation expense remained under the Plan related to unvested Time Options.

Warrants On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD $3.50 per Unit for aggregate gross proceeds of up to CAD$3,504,346. Each Unit consists of one Common Share and one half of one (“Warrant”). The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time.

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021:
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2022 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.00	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	0.7
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2022	500,620	$4.00	0.7

The following table presents information related to warrants as of December 31, 2022:

	Warrants Outstanding		Warrants Exercisable
Weighted
Average
		Outstanding	Remaining	Exercisable
	Exercise	Number of	Life in	Number of
	Price	Warrants	Years	Warrants
Balance, December 31, 2022	$4.00	5,006,204	0.7	5,006,204